Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands)(4)	MIP Incentive Pre-tax Income (thousands)(5)
					Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$22,222,769	$43,640,917	$7,374,185	$13,335,528	$173.94	$148.60	$4,474,000	$6,418,494
2023	20,525,368	22,689,097	7,821,116	8,086,392	143.84	129.16	3,498,349	5,495,116
2022	31,802,000	48,122,189	12,428,451	18,345,910	123.16	116.91	3,282,815	5,617,471
2021	14,541,737	(12,494,955)	5,887,421	(4,958,497)	108.86	106.91	90,470	1,953,817

Company Selected Measure Name	MIP Incentive Pre-tax Income
Named Executive Officers, Footnote	The amounts in column (b) are the amounts reported for our Chief Executive Officer, Mr. Herrman, in the “Total” column of the Summary Compensation Table for each applicable fiscal year. The amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table for each applicable fiscal year. For FY24, the Non-PEO NEOs included for purposes of calculating the amounts in column (d) and in column (e) are John Klinger, Carol Meyrowitz, Scott Goldenberg, and Douglas Mizzi. For FY21, FY22, and FY23, the Non-PEO NEOs included for purposes of calculating the amounts in column (d) and in column (e) are Scott Goldenberg, Carol Meyrowitz, Richard Sherr, and Kenneth Canestrari.
Peer Group Issuers, Footnote	The amounts reported in column (f) represent cumulative TSR of the Company under SEC rules from January 31, 2020, the last trading day before the start of FY21, through the last trading day for the applicable fiscal year in the table, assuming reinvestment of dividends. The amounts reported in column (g) represent the peer group TSR under SEC rules from January 31, 2020, the last trading day before the start of FY21, through the last trading day for the applicable fiscal year in the table, assuming reinvestment of dividends and weighted according to the respective companies’ stock market capitalization. The peer group used for this purpose is the Dow Jones U.S. Apparel Retailers Index (DJUSRA), the same peer group used for purposes of Item 201(e) of Regulation S-K. For more information about the peer group used by the Compensation Committee as part of its decision-making process for FY24, refer to The Role of Our Peer Group in the CD&A.
PEO Total Compensation Amount	$ 22,222,769	$ 20,525,368	$ 31,802,000	$ 14,541,737
PEO Actually Paid Compensation Amount	$ 43,640,917	22,689,097	48,122,189	(12,494,955)
Adjustment To PEO Compensation, Footnote
Under SEC rules, the amounts shown below were deducted and added to total compensation for Mr. Herrman, and to the average total compensation for the other NEOs as a group, to determine the CAP amount for FY24:

Calculation of “Compensation Actually Paid” for FY24	PEO	Average for Non-PEO NEOs
Summary Compensation Table (“SCT”) Total reported in column (b) for PEO and in column (d) for non-PEO NEOs	$22,222,769	$7,374,185
Amounts reported in the “Change in Pension Value” column of the SCT (i)	(993,435)	(455,493)
Pension “service cost” (ii)	299,613	96,939
Pension “prior service cost” (iii)	17,486	11,058
Amounts reported in the “Stock Awards” column of the SCT (iv)	(10,900,088)	(3,350,039)
Fair value (as of year end) of equity awards granted during the year that remain unvested at year end (v)	20,682,978	6,356,719
Change in fair value (as of vesting date from prior year end) of previously-granted equity awards that vested during the year (vi)	35,170	(96,546)
Change in fair value (as of year end from prior year end) of previously-granted equity awards that remain unvested at year end (vii)	12,276,424	3,398,705
CAP reported in column (c) for PEO and in column (e) for Non-PEO NEOs	43,640,917	13,335,528
(i)Reflects the change in the actuarial present value of accumulated benefit obligations under our broad-based pension plan and our SERP for FY24, as reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table. For more information, refer to Pension Benefits above.
(ii)Reflects the actuarially determined service cost under our broad-based pension plan and our SERP for services rendered by the NEO during FY24, using the same methodology as used for our financial statements in accordance with U.S. GAAP.
(iii)Reflects the actuarially determined prior service cost, using the same methodology as used for our financial statements in accordance with U.S. GAAP, established under our broad-based pension plan in FY24 to provide for the option of an immediate lump sum payment of actuarially equivalent value for a limited period of time following termination of employment.
(iv)Reflects the amounts reported in the “Stock Awards” column of the Summary Compensation Table for FY24.
(v)Reflects the year-end fair value of any PSUs or RSUs granted in FY24 that were outstanding and unvested as of the end of FY24.
(vi)Reflects the change in fair value as of the vesting date (from the end of FY23) for PSUs, RSUs, and, for Mr. Herrman, his career shares award, or portions thereof, granted in prior years that vested during FY24. For this purpose, the vesting date of PSUs is the date on which the Compensation Committee certified applicable performance results for the cycle, and the vesting date for RSUs and Mr. Herrman’s career shares award (or applicable portions thereof) is the date on which the applicable service requirement was satisfied, taking into account eligibility for special service retirement as defined in our SIP.
(vii)Reflects the change in fair value as of the end of FY24 (from the end of FY23) for any PSUs, RSUs, and, for Mr. Herrman, his career shares award, or portions thereof, granted before FY24 that were outstanding and unvested as of the end of FY24.

Non-PEO NEO Average Total Compensation Amount	$ 7,374,185	7,821,116	12,428,451	5,887,421
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,335,528	8,086,392	18,345,910	(4,958,497)
Adjustment to Non-PEO NEO Compensation Footnote
Under SEC rules, the amounts shown below were deducted and added to total compensation for Mr. Herrman, and to the average total compensation for the other NEOs as a group, to determine the CAP amount for FY24:

Calculation of “Compensation Actually Paid” for FY24	PEO	Average for Non-PEO NEOs
Summary Compensation Table (“SCT”) Total reported in column (b) for PEO and in column (d) for non-PEO NEOs	$22,222,769	$7,374,185
Amounts reported in the “Change in Pension Value” column of the SCT (i)	(993,435)	(455,493)
Pension “service cost” (ii)	299,613	96,939
Pension “prior service cost” (iii)	17,486	11,058
Amounts reported in the “Stock Awards” column of the SCT (iv)	(10,900,088)	(3,350,039)
Fair value (as of year end) of equity awards granted during the year that remain unvested at year end (v)	20,682,978	6,356,719
Change in fair value (as of vesting date from prior year end) of previously-granted equity awards that vested during the year (vi)	35,170	(96,546)
Change in fair value (as of year end from prior year end) of previously-granted equity awards that remain unvested at year end (vii)	12,276,424	3,398,705
CAP reported in column (c) for PEO and in column (e) for Non-PEO NEOs	43,640,917	13,335,528
(i)Reflects the change in the actuarial present value of accumulated benefit obligations under our broad-based pension plan and our SERP for FY24, as reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table. For more information, refer to Pension Benefits above.
(ii)Reflects the actuarially determined service cost under our broad-based pension plan and our SERP for services rendered by the NEO during FY24, using the same methodology as used for our financial statements in accordance with U.S. GAAP.
(iii)Reflects the actuarially determined prior service cost, using the same methodology as used for our financial statements in accordance with U.S. GAAP, established under our broad-based pension plan in FY24 to provide for the option of an immediate lump sum payment of actuarially equivalent value for a limited period of time following termination of employment.
(iv)Reflects the amounts reported in the “Stock Awards” column of the Summary Compensation Table for FY24.
(v)Reflects the year-end fair value of any PSUs or RSUs granted in FY24 that were outstanding and unvested as of the end of FY24.
(vi)Reflects the change in fair value as of the vesting date (from the end of FY23) for PSUs, RSUs, and, for Mr. Herrman, his career shares award, or portions thereof, granted in prior years that vested during FY24. For this purpose, the vesting date of PSUs is the date on which the Compensation Committee certified applicable performance results for the cycle, and the vesting date for RSUs and Mr. Herrman’s career shares award (or applicable portions thereof) is the date on which the applicable service requirement was satisfied, taking into account eligibility for special service retirement as defined in our SIP.
(vii)Reflects the change in fair value as of the end of FY24 (from the end of FY23) for any PSUs, RSUs, and, for Mr. Herrman, his career shares award, or portions thereof, granted before FY24 that were outstanding and unvested as of the end of FY24.

Compensation Actually Paid vs. Total Shareholder Return
CAP and Cumulative TSR: PEO CAP and average NEO CAP varied over the four years presented in the table, while our cumulative TSR increased over this same period. Although we did not use TSR as a financial performance measure within our incentive plans for the years presented in the table, long-term equity incentives under the SIP have been the largest component of total target compensation for our CEO and other NEOs for many years and the value of our long-term equity incentives is designed to align with our TSR performance during each applicable award period.

Compensation Actually Paid vs. Net Income
CAP and Net Income: PEO CAP and average NEO CAP varied over the four years presented in the table, while our net income increased over this same period. Although net income is a profit measure that is similar to Incentive Pre-tax Income and Incentive EPS, we did not use net income as a financial performance measure within our incentive plans for the years presented in the table. Accordingly, there is not a direct relationship between CAP and our net income.

Compensation Actually Paid vs. Company Selected Measure
CAP and MIP Incentive Pre-tax Income: A portion of PEO CAP and average NEO CAP reflects payouts under our MIP for the applicable fiscal year, including amounts based on MIP Incentive Pre-tax Income for FY24, FY23, and FY22, as discussed in the CD&A and in our 2022 and 2023 proxy statements. Although we used Incentive Pre-tax Income as the primary metric in our annual MIP program for FY24, FY23, and FY22, the primary driver of the variation in PEO CAP and average NEO CAP over the four years presented in the table was changes in equity award values under SEC rules as detailed above. We did not use Incentive Pre-tax Income in our annual MIP program for FY21 but instead established a temporary alternative framework in light of the uncertainty of the pandemic, as discussed in our 2021 proxy statement.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Index: For the periods presented in the table, both our cumulative TSR and the cumulative TSR of the Dow Jones U.S. Apparel Retailers Index (DJUSRA) were positive, with our TSR outperforming the TSR of the DJUSRA for each period shown. Although our Compensation Committee continues to monitor our relative TSR performance as discussed in the CD&A, we did not use our TSR performance versus the TSR performance of the DJUSRA as a financial performance measure within our incentive plans for the years presented in the table. For more information about the peer group used by the Compensation Committee as part of its decision-making process for FY24, refer to The Role of Our Peer Group in the CD&A.

Tabular List, Table

Incentive Pre-tax Income
Incentive EPS
Incentive ROIC

Total Shareholder Return Amount	$ 173.94	143.84	123.16	108.86
Peer Group Total Shareholder Return Amount	148.60	129.16	116.91	106.91
Net Income (Loss)	$ 4,474,000,000	$ 3,498,349,000	$ 3,282,815,000	$ 90,470,000
Company Selected Measure Amount	6,418,494,000	5,495,116,000	5,617,471,000	1,953,817,000
PEO Name	Mr. Herrman
Additional 402(v) Disclosure	The amounts in column (c) and column (e) represent the CAP amount to Mr. Herrman, and the average CAP amount to our other NEOs as a group, for each applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. The CAP dollar amount is determined under SEC rules and does not reflect the actual amount of compensation earned by or paid to Mr. Herrman, or our other NEOs as a group, for the applicable year. Refer to the CD&A for a discussion of the quantitative and qualitative factors considered by the Compensation Committee in making decisions with respect to compensation for our NEOs for FY24.
The valuation assumptions used to calculate the fair values of PSUs, RSUs, and Mr. Herrman’s career shares award include the stock price and accumulated dividends as of the applicable measuring date and, in the case of PSUs, the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the Compensation Committee as of the applicable vesting date).
The amounts reported in column (h) represent net income of the Company reported in our Annual Report on Form 10-K for the applicable fiscal year.The amounts reported in column (i) represent MIP Incentive Pre-tax Income: the adjusted pre-tax income performance results under our MIP for the applicable fiscal year or, in the case of FY21, an estimate of adjusted pre-tax income performance results under our MIP had the Compensation Committee established adjusted pre-tax income performance goals for FY21. The Company did not use Incentive Pre-tax Income in its annual MIP program for FY21 but instead established a temporary alternative framework in light of the uncertainty of the COVID-19 pandemic, as discussed in our 2021 proxy statement. MIP Incentive Pre-Tax Income for FY22, FY23, and FY24 reflects the definitions and automatic adjustments pre-established by the Compensation Committee for the applicable fiscal year. Refer to Appendix A for information about how MIP Incentive Pre-tax Income was determined based on total segment profit reported in our Annual Report on Form 10-K for each applicable fiscal year.
While the Company uses various performance measures under its executive compensation program, Incentive Pre-tax Income is the primary metric in our annual incentive plan and the multi-year cumulative metric in our long-term cash program, and the Company has determined that MIP Incentive Pre-tax Income represents the most important performance measure used by the Company to link CAP to our NEOs to Company performance for FY24 under SEC rules.
The Company has designated MIP Incentive Pre-tax Income as the “Company-Selected Measure” for purposes of Item 402(v) of Regulation S-K, and additional information about MIP Incentive Pre-tax Income is shown in column (i) of the table above. For more information on our incentive plan performance measures, including why each measure is used and how each measure is included within our program, refer to FY24 Performance Measures in the CD&A.

Measure:: 1
Pay vs Performance Disclosure
Name	Incentive Pre-tax Income
Measure:: 2
Pay vs Performance Disclosure
Name	Incentive EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Incentive ROIC
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (993,435)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	299,613
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,486
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,900,088)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,682,978
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,276,424
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,170
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(455,493)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	96,939
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,058
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,350,039)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,356,719
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,398,705
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (96,546)